Financial Instruments (Notes)	12 Months Ended
Dec. 28, 2019
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Financial Instruments	Financial Instruments
We maintain a policy of requiring that all significant, non-exchange traded derivative contracts be governed by an International Swaps and Derivatives Association master agreement, and these master agreements and their schedules contain certain obligations regarding the delivery of certain financial information upon demand.
Derivative Volume:
The notional values of our outstanding derivative instruments were (in millions):

	Notional Amount
	December 28, 2019	December 29, 2018
Commodity contracts	$475	$478
Foreign exchange contracts	3,045	3,263
Cross-currency contracts	4,035	10,146

The decrease in our derivative volume for cross-currency contracts was primarily driven by the settlement of Canadian dollar and British pound sterling cross-currency swaps in the fourth quarter of 2019.
Fair Value of Derivative Instruments:
Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair values and the levels within the fair value hierarchy of derivative instruments recorded on the consolidated balance sheets were (in millions):

	December 28, 2019
	Quoted Prices in Active Markets for Identical Assets and Liabilities (Level 1)		Significant Other Observable Inputs (Level 2)		Total Fair Value
	Assets	Liabilities	Assets	Liabilities	Assets	Liabilities
Derivatives designated as hedging instruments:
Foreign exchange contracts(a)	$—	$—	$7	$20	$7	$20
Cross-currency contracts(b)	—	—	200	88	200	88
Derivatives not designated as hedging instruments:
Commodity contracts(c)	42	6	—	2	42	8
Foreign exchange contracts(a)	—	—	6	3	6	3
Total fair value	$42	$6	$213	$113	$255	$119
(a)    At December 28, 2019, the fair value of our derivative assets was recorded in other current assets ($12 million) and other non-current assets ($1 million), and the fair value of our derivative liabilities was recorded in other current liabilities.
(b)    At December 28, 2019, the fair value of our derivative assets was recorded in other non-current assets and the fair value of our derivative liabilities was recorded in other non-current liabilities.
(c)     At December 28, 2019, the fair value of our derivative assets was recorded in other current assets and the fair value of derivative liabilities was recorded in other current liabilities.

	December 29, 2018
	Quoted Prices in Active Markets for Identical Assets and Liabilities (Level 1)		Significant Other Observable Inputs (Level 2)		Total Fair Value
	Assets	Liabilities	Assets	Liabilities	Assets	Liabilities
Derivatives designated as hedging instruments:
Foreign exchange contracts(a)	$—	$—	$51	$26	$51	$26
Cross-currency contracts(b)	—	—	139	3	139	3
Derivatives not designated as hedging instruments:
Commodity contracts(a)	5	27	—	2	5	29
Foreign exchange contracts(a)	—	—	5	42	5	42
Cross-currency contracts(b)	—	—	557	119	557	119
Total fair value	$5	$27	$752	$192	$757	$219
(a)    The fair value of derivative assets was recorded in other current assets and the fair value of derivative liabilities was recorded in other current liabilities.
(b)    The fair value of derivative assets was recorded in other current assets ($557 million) and other non-current assets ($139 million), and the fair value of derivative liabilities was recorded within other current liabilities ($119 million) and other non-current liabilities ($3 million).
Our derivative financial instruments are subject to master netting arrangements that allow for the offset of assets and liabilities in the event of default or early termination of the contract. We elect to record the gross assets and liabilities of our derivative financial instruments on the consolidated balance sheets. If the derivative financial instruments had been netted on the consolidated balance sheets, the asset and liability positions each would have been reduced by $108 million at December 28, 2019 and $124 million at December 29, 2018. At December 28, 2019, we had collected collateral of $25 million related to commodity derivative margin requirements. This was included in other current liabilities on our consolidated balance sheet at December 28, 2019. At December 29, 2018, collateral of $32 million was posted related to commodity derivative margin requirements. This was included in prepaid expenses on our consolidated balance sheet at December 29, 2018.
Level 1 financial assets and liabilities consist of commodity future and options contracts and are valued using quoted prices in active markets for identical assets and liabilities.
Level 2 financial assets and liabilities consist of commodity swaps, foreign exchange forwards, options, and swaps, and cross-currency swaps. Commodity swaps are valued using an income approach based on the observable market commodity index prices less the contract rate multiplied by the notional amount. Foreign exchange forwards and swaps are valued using an income approach based on observable market forward rates less the contract rate multiplied by the notional amount. Foreign exchange options are valued using an income approach based on a Black-Scholes-Merton formula. This formula uses present value techniques and reflects the time value and intrinsic value based on observable market rates. Cross-currency swaps are valued based on observable market spot and swap rates.
We did not have any Level 3 financial assets or liabilities in any period presented.
Our calculation of the fair value of financial instruments takes into consideration the risk of nonperformance, including counterparty credit risk.
Net Investment Hedging:
At December 28, 2019, we had the following items designated as net investment hedges:
•Non-derivative foreign denominated debt with principal amounts of €2,550 million and £400 million;
•Cross-currency contracts with notional amounts of £1.0 billion ($1.4 billion), C$2.1 billion ($1.6 billion), and ¥9.6 billion ($85 million); and
•Foreign exchange contracts denominated in Chinese renminbi with an aggregate notional amount of $162 million.
We periodically use non-derivative instruments such as non-U.S. dollar financing transactions or non-U.S. dollar assets or liabilities, including intercompany loans, to hedge the exposure of changes in underlying foreign currency denominated subsidiary net assets, and they are designated as net investment hedges. At December 28, 2019, we had a euro intercompany loan with aggregate notional amount of $76 million.
The component of the gains and losses on our net investment in these designated foreign operations, driven by changes in foreign exchange rates, are economically offset by fair value movements on the effective portion of our cross-currency contracts and foreign exchange contracts and remeasurements of our foreign denominated debt.
Interest Rate Hedging:
From time to time we have had derivatives designated as interest rate hedges, including interest rate swaps. We no longer have any outstanding interest rate swaps. We continue to amortize the realized hedge losses that were deferred into accumulated other comprehensive income/(losses) into interest expense through the original maturity of the related long-term debt instruments.
Cash Flow Hedge Coverage:
At December 28, 2019, we had entered into foreign exchange contracts designated as cash flow hedges for periods not exceeding the next 25 months and into cross-currency contracts designated as cash flow hedges for periods not exceeding the next four years.
Deferred Hedging Gains and Losses on Cash Flow Hedges:
Based on our valuation at December 28, 2019 and assuming market rates remain constant through contract maturities, we expect transfers to net income/(loss) of unrealized gains on cross-currency cash flow hedges and unrealized losses on interest rate cash flow hedges during the next 12 months to be insignificant. Additionally, we expect transfers to net income/(loss) of unrealized losses on foreign currency cash flow hedges during the next 12 months to be approximately $12 million.
Concentration of Credit Risk:
Counterparties to our foreign exchange derivatives consist of major international financial institutions. We continually monitor our positions and the credit ratings of the counterparties involved and, by policy, limit the amount of our credit exposure to any one party. While we may be exposed to potential losses due to the credit risk of non-performance by these counterparties, losses are not anticipated. We closely monitor the credit risk associated with our counterparties and customers and to date have not experienced material losses.
Economic Hedging:
We enter into certain derivative contracts not designated as hedging instruments in accordance with our risk management strategy which have an economic impact of largely mitigating commodity price risk and foreign currency exposures. Gains and losses are recorded in net income/(loss) as a component of cost of products sold for our commodity contracts and other expense/(income) for our cross currency and foreign exchange contracts.
Divestiture Hedging:
We entered into foreign exchange derivative contracts to economically hedge the foreign currency exposure related to the Heinz India Transaction. In 2018, the related derivative losses were $20 million, including $17 million recorded within other expense/(income) and $3 million recorded within interest expense. These derivative contracts settled in the first quarter of 2019 resulting in a gain of $5 million, including a gain of $6 million recorded within other expense/(income) and a loss of $1 million recorded within interest expense. These losses are classified as other losses/(gains) related to acquisitions and divestitures. Additionally, we entered into foreign exchange contracts which were designated as net investment hedges related to our investment in Heinz India. Related to these net investment hedges, we had unrealized hedge losses of $10 million as of December 29, 2018, which were recognized in accumulated other comprehensive income/(losses). In 2019, these net investment hedges settled at a loss of $6 million. This loss was subsequently reclassified from accumulated other comprehensive income/(losses) to other expense/(income) in the consolidated statement of income in the first quarter of 2019 when the Heinz India Transaction closed. These losses are classified as losses/(gains) on the sale of a business. See Note 4, Acquisitions and Divestitures, for additional information related to the Heinz India Transaction.
Derivative Impact on the Statements of Comprehensive Income:
The following table presents the pre-tax amounts of derivative gains/(losses) deferred into accumulated other comprehensive income/(losses) and the income statement line item that will be affected when reclassified to net income/(loss) (in millions):

Accumulated Other Comprehensive Income/(Losses) Component	Gains/(Losses) Recognized in Other Comprehensive Income/(Losses) Related to Derivatives Designated as Hedging Instruments			Location of Gains/(Losses) When Reclassified to Net Income/(Loss)
	December 28, 2019	December 29, 2018	December 30, 2017
Cash flow hedges:
Foreign exchange contracts	$—	$—	$1	Net sales
Foreign exchange contracts	(36)	64	(42)	Cost of products sold
Foreign exchange contracts (excluded component)	2	(2)	—	Cost of products sold
Foreign exchange contracts	(23)	56	(82)	Other expense/(income)
Foreign exchange contracts (excluded component)	—	3	—	Other expense/(income)
Cross-currency contracts	43	(4)	—	Other expense/(income)
Cross-currency contracts (excluded component)	28	1	—	Other expense/(income)
Net investment hedges:
Foreign exchange contracts	13	(11)	(23)	Other expense/(income)
Foreign exchange contracts (excluded component)	(1)	(3)	—	Interest expense
Cross-currency contracts	(67)	214	(184)	Other expense/(income)
Cross-currency contracts (excluded component)	30	13	—	Interest expense
Total gains/(losses) recognized in statements of comprehensive income	$(11)	$331	$(330)
Derivative Impact on the Statements of Income:
The following tables present the pre-tax amounts of derivative gains/(losses) reclassified from accumulated other comprehensive income/(losses) to net income/(loss) and the affected income statement line items (in millions):

	December 28, 2019			December 29, 2018
	Cost of products sold	Interest expense	Other expense/ (income)	Cost of products sold	Interest expense	Other expense/ (income)
Total amounts presented in the consolidated statements of income in which the following effects were recorded	$16,830	$1,361	$(952)	$17,347	$1,284	$(168)

Gains/(losses) related to derivatives designated as hedging instruments:
Cash flow hedges:
Foreign exchange contracts	$23	$—	$(22)	$(2)	$—	$56
Foreign exchange contracts (excluded component)	—	—	—	(2)	—	3
Interest rate contracts	—	(4)	—	—	(4)	—
Cross-currency contracts	—	—	23	—	—	(7)
Cross-currency contracts (excluded component)	—	—	28	—	—	1
Net investment hedges:
Foreign exchange contracts	—	—	(6)	—	—	—
Foreign exchange contracts (excluded component)	—	(1)	—	—	(3)	—
Cross-currency contracts (excluded component)	—	30	—	—	13	—
Gains/(losses) related to derivatives not designated as hedging instruments:
Commodity contracts	43	—	—	(44)	—	—
Foreign exchange contracts	—	—	(1)	—	—	(84)
Cross-currency contracts	—	—	11	—	—	4
Total gains/(losses) recognized in statements of income	$66	$25	$33	$(48)	$6	$(27)

	December 30, 2017
	Cost of products sold	Interest expense	Other expense/ (income)
Total amounts presented in the consolidated statements of income in which the following effects were recorded	$17,043	$1,234	$(627)

Gains/(losses) related to derivatives designated as hedging instruments:
Cash flow hedges:
Foreign exchange contracts	$—	$—	$(81)
Interest rate contracts	—	(4)	—
Gains/(losses) related to derivatives not designated as hedging instruments:
Commodity contracts	(37)	—	—
Foreign exchange contracts	—	—	54
Cross-currency contracts	—	—	(2)
Total gains/(losses) recognized in statements of income	$(37)	$(4)	$(29)
Non-Derivative Impact on Statements of Comprehensive Income:
Related to our non-derivative, foreign denominated debt instruments designated as net investment hedges, we recognized pre-tax gains of $52 million in 2019 and $174 million in 2018 and pre-tax losses of $425 million in 2017. These amounts were recognized in other comprehensive income/(loss).